Income Taxes - Schedule of Income Tax Benefit (Expense) (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Expense Benefits [line items]
Adjustments on income tax recognized in the period for prior periods	[1]	$ 1.6	$ 10.1	$ (2.1)
Deferred taxes recognized in the period for prior periods		(4.3)	(5.1)	5.2
Total income taxes		(23.7)	13.7	(77.0)
France [Member]
Income Tax Expense Benefits [line items]
Adjustments on income tax recognized in the period for prior periods		0.1	0.2	(0.6)
Deferred taxes on temporary differences for the period		(0.2)	(5.5)	(15.6)
Deferred taxes recognized in the period for prior periods	[2]	(3.4)	0.1	(46.1)
Total income taxes		(3.5)	(5.2)	(62.3)
Foreign Countries [Member]
Income Tax Expense Benefits [line items]
Current income tax expense		(24.7)	(21.3)	(39.4)
Adjustments on income tax recognized in the period for prior periods	[3]	1.4	9.9	(0.9)
Deferred taxes on temporary differences for the period		49.5	43.0	28.4
Deferred taxes recognized in the period for prior periods	[4]	(46.4)	(12.7)	(2.8)
Total income taxes		$ (20.2)	$ 18.9	$ (14.7)

[1]	See comments on income tax benefit (expense) above.
[2]	In 2015, included a reversal of deferred tax assets on French losses carried forward amounting to US$48.0 million based on tax planning.
[3]	In 2016, was mainly impacted by changes in estimates, use of tax credits and carry-back in North America.
[4]	In 2017, included valuation allowances on deferred tax assets of US$45.5 million in several countries, notably in US (US$32.0 million) based on their probable recovery regarding existing taxable items (see note 1 to the consolidated financial statements). In 2016, included valuation allowances on deferred tax assets amounting to US$7.5 million.